Performance Management - Hunter Small Cap Value Fund	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund, by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index as well as against a performance index which the Adviser believes better represents the Fund’s investment strategy. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.hunterfunds.com or by calling 1-833-835-1171.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund, by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart for the Calendar Year Ended December 31st
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2023	12.05%
Lowest Quarter:	9/30/2023	-4.82%

The Fund’s year to date return for the period ended September 30, 2025 was: 0.32%
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	0.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	12.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(4.82%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Performance [Table]
	One Year	Since Inception(1)
Class I Shares
Return before taxes	12.22%	13.53%
Return after taxes on Distributions	11.58%	13.04%
Return after taxes on Distributions and Sale of Fund Shares	7.75%	10.45%
Russell 2000 Value Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	8.05%	12.39%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	25.02%	26.47%

(1)	The inception date of the Fund is December 28, 2022.

(2)	The Russell 2000® Value Total Return Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(3)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. The index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based index. Investors cannot directly invest in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.hunterfunds.com
Performance Availability Phone [Text]	1-833-835-1171